Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER ORDINARY SHARE
Schedule of Basic and Diluted Loss Per Share

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$19,457	$20,458	$10,138

Weighted average number of ordinary shares in issue	35,881,256	32,969,094	27,398,169

Loss per ordinary share	$0.54	$0.62	$0.37